Mainland China Contribution Plan - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2021 CNY (¥)
Defined Contribution Plan Disclosure [Line Items]
Contributions for employee benefits	¥ 4,885	$ 705	¥ 15,966	¥ 12,148
Covid-19
Defined Contribution Plan Disclosure [Line Items]
Defined contribution temporary exemption amount				¥ 4,213